Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (in thousands)(7)
					Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)
2022	$3,256,467	$4,302,713	$2,849,410	$3,909,078	$143.08	$111.02	$(139,975)
2021	$7,350,979	$6,803,555	$5,875,094	$6,229,932	$126.28	$124.74	$(69,570)
2020	$763,773	$763,773	$1,298,268	$1,364,719	$108.30	$126.00	$(32,167)

Company Selected Measure Name	net losses
Named Executive Officers, Footnote [Text Block]	(1) The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Krishnan (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Compensation of Named Executive Officers – Summary Compensation Table.”
Peer Group Issuers, Footnote [Text Block]	(6) Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Nasdaq Biotech Index.
PEO Total Compensation Amount	$ 3,256,467	$ 7,350,979	$ 763,773
PEO Actually Paid Compensation Amount	$ 4,302,713	6,803,555	763,773
Adjustment To PEO Compensation, Footnote [Text Block]
(2)    The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Krishnan, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Krishnan during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Krishnan’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2022	$3,256,467	$(2,189,636)	$3,235,882	$4,302,713
2021	$7,350,979	$(6,342,047)	$5,794,623	$6,803,555
2020	$763,773	$—	$—	$763,773
(a)    The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)    The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$2,762,886	$614,495	$—	$(141,499)	$—	$—	$3,235,882
2021	$5,794,623	$—	$—	$—	$—	$—	$5,794,623
2020	$—	$—	$—	$—	$—	$—	$—

Non-PEO NEO Average Total Compensation Amount	$ 2,849,410	5,875,094	1,298,268
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,909,078	6,229,932	1,364,719
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)    The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (“NEOs”) as a group (excluding Mr. Krishnan, who has served as our CEO since the Company’s inception) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Krishnan) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Suma M. Krishnan, Kathryn A. Romano and Andrew C. Orth; (ii) for 2021, Suma M. Krishnan, Kathryn A. Romano and Andrew C. Orth; and (iii) for 2020, Suma M. Krishnan and Kathryn A. Romano.
(4)    The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Krishnan), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Krishnan) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Krishnan) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments	Average Compensation Actually Paid to Non-PEO NEOs
2022	$2,849,410	$(2,189,636)	$3,249,304	$3,909,078
2021	$5,875,094	$(5,346,844)	$5,701,682	$6,229,932
2020	$1,298,268	$(573,561)	$640,012	$1,364,719

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2022	$2,762,886	$670,436	$—	$(184,019)	$—	$—	$3,249,304
2021	$5,555,821	$119,739	$—	$26,121	$—	$—	$5,701,682
2020	$640,012	$—	$—	$—	$—	$—	$640,012

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following graph demonstrates the amount of compensation actually paid (CAP) to Mr. Krishnan and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Krishnan) and the Company’s cumulative TSR over the three years presented in the table. Cumulative TSR is calculated using a $100 initial investment on January 1, 2020.

Compensation Actually Paid vs. Net Income [Text Block]	As a clinical stage biotechnology company without any commercialized products during the applicable years in the Pay Versus Performance Table, the Company reported net losses for such years. The Company does not use financial performance measures to link executive compensation actually paid to the Company’s NEOs. As a result, the amount of compensation actually paid to Mr. Krishnan and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Krishnan) does not align with the Company’s Net Income (Loss) over the three years presented in the table.
Total Shareholder Return Vs Peer Group [Text Block]	As demonstrated by the following graph, the Company’s cumulative TSR over the three-year period presented in the table was 43.1%, while the cumulative TSR of the peer group presented for this purpose, the Nasdaq Biotech Index, was 11.0%. TSR is calculated using a $100 initial investment on January 1, 2020. The Company’s cumulative TSR outperformed the Nasdaq Biotech Index as of the end of the three years presented in the table.
For more information regarding the Company’s performance and the companies that the Compensation Committee considers when determining compensation, refer to “Compensation of Named Executive Officers – Compensation Discussion and Analysis."

Total Shareholder Return Amount	$ 143.08	126.28	108.30
Peer Group Total Shareholder Return Amount	111.02	124.74	126.00
Net Income (Loss)	$ (139,975,000)	(69,570,000)	(32,167,000)
PEO Name	Mr. Krishnan
Additional 402(v) Disclosure [Text Block]	(5) Cumulative Total Shareholder Return (TSR) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. For each of the periods presented, the Company did not pay any dividends.(7) The Company reported net losses for the applicable years as it was a clinical stage biotechnology company without any commercialized products.
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,189,636)	(6,342,047)	0
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,235,882	5,794,623	0
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	2,762,886	5,794,623	0
PEO [Member] | Equity Awards Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	614,495	0	0
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(141,499)	0	0
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,189,636)	(5,346,844)	(573,561)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,249,304	5,701,682	640,012
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	2,762,886	5,555,821	640,012
Non-PEO NEO [Member] | Equity Awards Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	670,436	119,739	0
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(184,019)	26,121	0
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 0	$ 0	$ 0